Stockholders' Equity (Narrative) (Details) - USD ($)			1 Months Ended				3 Months Ended		12 Months Ended
	Jun. 04, 2018	Mar. 12, 2018	Jan. 31, 2020	Dec. 31, 2019	Feb. 27, 2018	Dec. 22, 2017	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 08, 2019	Feb. 28, 2018	Dec. 21, 2017
Class of Stock [Line Items]
Common Stock, shares authorized upon the completion of the IPO				225,000,000			225,000,000		225,000,000	225,000,000
Stock issued			200,000	500,000					500,000
Common stock, par value				$ 0.001			$ 0.001		$ 0.001	$ 0.001
Common share issued	400,000	2,445,557		114,034,451			114,311,790		114,034,451	109,897,526
Total proceeds	$ 200,000	$ 1,100,000	$ 100,000	$ 200,000			$ 65,000		$ 185,000	$ 2,781,000
Equity Incentive Plan Twenty Twelve [Member]
Class of Stock [Line Items]
Vesting period expiration							10 years		10 years
Equity Incentive Plan Twenty Twelve [Member] | Minimum [Member]
Class of Stock [Line Items]
Vesting period							3 years		3 years
Equity Incentive Plan Twenty Twelve [Member] | Maximum [Member]
Class of Stock [Line Items]
Vesting period							4 years		4 years
Lincoln Park Capital Purchase Agreement [Member]
Class of Stock [Line Items]
Stock issued			700,000
Common stock, par value											$ 0.001
Value of right to sell number of shares											$ 20,000,000
Right to sell number of shares											100,000
Threshold prices but not to exceed in total proceeds											$ 750,000
Percentage of beneficially owning more than common stock outstanding											4.99%
Common share issued											706,592
Total proceeds			$ 300,000	$ 186,000
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, shares authorized upon the completion of the IPO												225,000,000
Preferred Stock [Member]
Class of Stock [Line Items]
Common Stock, shares authorized upon the completion of the IPO												25,000,000
Nomis Bay [Member]
Class of Stock [Line Items]
Term loan					$ 18,400,000								$ 3,000,000
Percentage owned					70.00%
Claims advances					$ 100,000
Accrued interest and fees					8,500,000
Legal fees and expenses					300,000
Common stock held					$ 33,573,530
Percentage of outstanding common stock					31.40%
New Lender Shares [Member]
Class of Stock [Line Items]
Stock issued					59,786,848
Madison [Member]
Class of Stock [Line Items]
Percentage owned					30.00%
New Black Horse Shares [Member]
Class of Stock [Line Items]
Term loan					$ 9,900,000
Stock issued					32,028,669
Total consideration					$ 3,000,000
Common stock held					$ 66,870,851
Percentage of outstanding common stock					62.60%
Bridge Loan [Member]
Class of Stock [Line Items]
Total consideration						$ 1,500,000